Business combination	12 Months Ended
Mar. 31, 2020
Business Combinations [Abstract]
Business combination

3. Business combination

In December 2017, the Company acquired 100% equity interest of Weimai for a cash consideration of RMB6. Weimai primarily operates official accounts on WeChat, a widely used social medial platform in China, which are being used by the Company in promoting the KOLs.

The transaction was accounted as business combination with the purchase price allocated as follows:

Allocated value
(Amounts in thousands of RMB)
Assets acquired:
Cash	55
Prepaid expenses and other current assets	284
Intangible assets - Accounts in social media platforms	4,080
Goodwill	1,002
Total assets acquired	5,421
Liabilities assumed:
Accounts payable	1
Accrued expenses and other current liabilities	344
Notes payable	5,070
Total liabilities assumed	5,415
Total net assets acquired	6

The Company engaged a third-party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The excess of the total cash consideration over the fair value of the net assets acquired was recorded as goodwill which is not amortized and not tax deductible. The acquisition was not material to the combined and consolidated financial statements for the year ended March 31, 2018, as such proforma results of operations are not presented.